VESSELS, RIGS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Movements in the year ended December 31, 2023 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2022	3,345,233	(698,844)	2,646,389
Depreciation	—	(172,753)	(172,753)
Vessel additions	158,405	—	158,405
Capital improvements	117,815	—	117,815
Vessel disposals	(126,546)	38,812	(87,734)
Impairment loss	(40,714)	33,325	(7,389)
Balance as of December 31, 2023	3,454,193	(799,460)	2,654,733